Fair Value Measurements	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Fair Value Disclosures [Abstract]
Fair Value Measurements
12.
Fair Value Measurements

The Company’s financial instruments consist of its notes held at fair value, derivatives, contingent consideration and warrants.

Assets and liabilities measured at fair value on a recurring basis as of September 30, 2024 and December 31, 2023 were as follows:

	Fair value measurements as of September 30, 2024
	Level 1	Level 2	Level 3	Total
	(in thousands)
Assets
Cash and cash equivalents	$2,269	$—	$—	$2,269
Derivatives	—	—	19	19
Total	$2,269	$—	$19	$2,288
Liabilities
Warrants	—	—	156	156

	Fair value measurements as of December 31, 2023
	Level 1	Level 2	Level 3	Total
	(in thousands)
Liabilities
Derivatives	$—	$—	$122	$122
Bridge Notes	—	—	1,717	1,717
Warrants	—	—	591	591
Total	$—	$—	$2,430	$2,430

During the nine months ended September 30, 2024, there were no transfers between Level 1 and Level 2, nor into and out of Level 3. The carrying values of the Company’s prepaid expenses and other current assets, accounts payable and accrued expenses approximate their fair values due to the short-term nature of these assets and liabilities.

The following summarizes the activity for the Company Level 3 assets and liabilities measured at fair value on a recurring basis for the nine months ended September 30, 2024.

December 2023 Derivative

In connection with the Company’s issuance of its December 2023 Convertible Note, the Company bifurcated the embedded conversion option and redemption rights and recorded embedded conversion option and redemption rights as a short term derivative liability ("December 2023 Derivative") in the Company’s condensed consolidated balance sheet in accordance with FASB ASC 815, Derivatives and Hedging. The fair value of the embedded derivative was determined using a lattice model.

The Company recognized a gain equal to $0.0 million and $0.1 million for the three and nine months ended September 30, 2024, respectively, related to change in fair value of the December 2023 Derivative recorded in the condensed consolidated statements of operations in change in fair value of derivatives. The December 2023 Derivative is $0 as of September 30, 2024 as the December 2023 Convertible Note was paid off as of September 30, 2024.

Loss Restoration Derivative

In connection with the Company entering into the Loss Restoration Agreement the Company recorded the Loss Restoration Derivative as a derivative asset or a derivative liability in the Company’s condensed consolidated balance sheet depending on the fair value in accordance with FASB ASC 815, Derivatives and Hedging. The fair value of the Loss Restoration Derivative as of April 24, 2024 was $0.06 million and was determined using a Monte Carlo model. Monte Carlo Simulation valuation models incorporate assumptions as to stock price volatility, discount rate, dividend rate and risk-free interest rate. The assumptions used to estimate the fair value of the Loss Restoration Derivative are as follows:

	September 30,	December 31,
	2024	2023
Weighted-average risk-free interest rate	4.7%	—%
Weighted-average expected term (in years)	1.25	—
Weighted-average expected volatility	116.7%	—%
Expected dividend yield	15.0%	—%

The Company recognized a gain equal to $1.0 million and $0.1 million for the three and nine months ended September 30, 2024, respectively, related to change in fair value of the Loss Restoration Derivative recorded in the condensed consolidated statements of operations in change in fair value of derivatives. The Loss Restoration Derivative as of September 30, 2024 of $0.02 million is included in condensed consolidated balance sheets as Derivatives in current assets.

Accrued Earn Out

As part of the Acquisition of CLMBR, Inc., the Sellers shall be entitled to receive a contingent payment in the form of shares of Common Stock (collectively, the “Earn-Out Shares”) calculated in the manner set forth in the Asset Purchase Agreement based on the 2024 Unit Sales (as defined in the Asset Purchase Agreement) and the volume-weighted average price (“VWAP”) for the Company’s common stock based on the 10 consecutive trading days ending on (and including) December 31, 2024, subject to the VWAP Collar. In addition, there were 2 contingent payments (1) based on total CLMBR sales in 2024 (5,000 units sold in 2024) and (2) based on CLMBR sales through B2B channel in 2024 (2,400 in B2B channel in 2024). Contingent payment (1) was determined at inception to be remote and therefore, $0 was recognized for the earn out as of the acquisition date. Contingent payment (2) was probable and a contingent liability of $1.3 million was recorded based on in the event the 2024 Unit Sales include at least 2,400 Units sold in the business-to-business channel, the Sellers shall be entitled to an additional number of Earn-Out Shares calculated in the manner set forth in the Asset Purchase Agreement subject to total maximum number of 5,666 Earn-Out Shares. The Company assessed the fair value as of September 30, 2024 and it was determined based on current sales that achieving the projection and likelihood of contingent payment (2) was deemed remote and as a result the Company marked the contingent liability to $0. The Company recognized a gain equal to $1.3 million for the nine months ended September 30, 2024 related to change in fair value of the earn out recorded in the condensed consolidated statements of operations in change in fair value of earnout.

November 2023 Bridge Notes

On November 10, 2023, the Company issued the November Bridge Notes. The fair value of the bridge notes was determined using a discounted cash flow analysis at a discount rate of 21.0%. The fair value of the bridge notes of $1.7 million was recorded as a current liability upon issuance.

The Company amended the Bridge notes into convertible notes in January 2024 and subsequently converted the notes into Preferred Stock Series A in February 2024 and March 2024. In February 2024 and March 2024, the Company recognized a loss equal to $0.3 million on the extinguishment of debt and loss on change in fair value of $0.3 million upon conversion to Series A Preferred Stock.

November 2023
(in thousands)	Bridge Notes
Fair value at December 31, 2023	$1,717
Loss on extinguishment of debt	275
Change in estimated fair value of convertible notes	316
Conversion to Series A Preferred Stock	(2,308)
Fair value at September 30, 2024	$—

Warrants

The following table summarizes the activity for the Company Level 3 warrant liabilities measured at fair value on a recurring basis for the nine months ended September 30, 2024:

	November 2023	December 2023	February 2024	Woodway	Registered Direct	Registered Direct Placement Agent	Best Efforts Pre-Funded	Best Efforts A-1	Best Efforts A-2	Best Efforts Placement Agent	Total
(in thousands)	Warrants	Warrants	Warrants	Warrants	Warrants	Warrants	Warrants	Warrants	Warrants	Warrants	Warrants
Fair value at December 31, 2023	$165	$426	$—	$—	$—	$—	$—	$—	$—	$—	$591
Issuance of warrants	—	—	1,800	344	721	50	3,704	2,687	1,903	189	11,398
Change in estimated fair value of warrants	(165)	(304)	(1,797)	(344)	(719)	(50)	(1,141)	(2,577)	(1,869)	(182)	(9,148)
Loss on cancelation of warrants	—	358	—	—	—	—	—	—	—	—	358
Exercise of stock warrants	—	—	—	—	—	—	(2,563)	—	—	—	(2,563)
Conversion to Series A Preferred Stock		(480)	—	—	—	—	—	—	—	—	(480)
Fair value at September 30, 2024	$—	$—	$3	$—	$2	$—	$—	$110	$34	$7	$156

November 2023 Warrants

On November 10, 2023, the Company issued warrants to two accredited investors to purchase shares of Common Stock. The fair value of the warrants was determined using the Monte Carlo Simulation, given the variable number of shares issuable upon exercise of the warrant. For the outstanding warrants as of September 30, 2024 and December 31, 2023, management determined the fair value of the warrants using the following significant unobservable inputs: (1) probability and timing of events, (2) expected future equity value of the underlying shares at the time of conversion, (3) dividend yield and (4) and risk free rate. The fair value of the warrants was $0.0 million and $0.2 million as of September 30, 2024 and December 31, 2023, respectively. The Company recorded a change in fair value of warrants of $0.002 million and $0.2 million for the three and nine months ended September 30, 2024. The assumptions used to estimate the fair value of the November 2023 Warrants are as follows:

	September 30,	December 31,
	2024	2023
Weighted-average risk-free interest rate	4.3%	3.8%
Weighted-average expected term (in years)	4.67	5.35
Weighted-average expected volatility	81.2%	68.20%
Expected dividend yield	—%	—%

December 2023 Warrants

On December 7, 2023, the Company issued warrants in connection with the issuance of the December 2023 Convertible Notes. The fair value of the warrants was determined using a Black-Scholes-Merton model, in which the probability and timing of potential future events is considered in order to estimate the fair value of the warrants as of each valuation date. For the outstanding warrants as of September 30, 2024 and December 31, 2023, management determined the fair value of the warrants using the following significant unobservable inputs: (1) probability and timing of events, (2) expected future equity value of the underlying shares at the time of conversion, (3) dividend yield and (4) a risk free rate. The fair value of the warrants was $0.0 million and $0.4 million as of September 30, 2024 and December 31, 2023, respectively. The warrants were no longer outstanding at September 30, 2024. The Company recorded a change in fair value of warrants of $0.0 million and $0.3 million for the three and nine months ended September 30, 2024. The assumptions used to estimate the fair value of the December 2023 Warrants are as follows:

	September 30,	December 31,
	2024	2023
Weighted-average risk-free interest rate	—%	3.8%
Weighted-average expected term (in years)	—	5.43
Weighted-average expected volatility	—%	67.90%
Expected dividend yield	—%	—%

Pursuant to the warrant agreement entered into with accredited investor in December 2023, the warrant to purchase shares of common stock increased to 770 following dilutive issuances in May 2024 whereas the exercise price was reduced to an amount equal to the new issuance price. In June 2024, the exercise price was reduced to $400.00 and the warrant shares increased to 2,889. In June 2024, 3i exercised 231 warrant shares for $0.09 million. The remaining 2,658 warrants were exchanged for 375,000 shares of Series A Preferred Stock in June 2024 and the Company recognized a loss equal to $0.0 million and $0.4 million for three and nine months ended September 30, 2024.

February 2024 Warrants

On February 1, 2024, the Company issued an aggregate 750 warrants to purchase shares of common stock to an accredited investor in conjunction with the issuance of its $6.0 million February 2024 Note. The fair value of the warrants was determined using a Black-Scholes-Merton model, in which the probability and timing of potential future events is considered in order to estimate the fair value of the warrants as of each valuation date. For the outstanding warrants as of September 30, 2024 and December 31, 2023, management determined the fair value of the warrants using the following significant unobservable inputs: (1) probability and timing of events, (2) expected future equity value of the underlying shares at the time of conversion, (3) dividend yield and (4) a risk free rate. The fair value of the warrants of $1.8 million was recorded as a long-term liability upon issuance. The fair value of the warrants was $0.003 million as of September 30, 2024. The Company recorded a change in fair value of warrants of $0.05 million and $1.8 million for the three and nine months ended September 30, 2024. The assumptions used to estimate the fair value of the February 2024 Warrants are as follows:

	September 30,	December 31,
	2024	2023
Weighted-average risk-free interest rate	4.4%	—%
Weighted-average expected term (in years)	9.48	—
Weighted-average expected volatility	93.3%	—%
Expected dividend yield	—%	—%

Woodway Warrants

On February 20, 2024, the Company issued warrants in connection with an Exclusive Distribution Agreement with WOODWAY USA, INC. The fair value of the warrants was determined using a Black-Scholes-Merton model, in which the probability and timing of potential future events is considered in order to estimate the fair value of the warrants as of each valuation date. For the outstanding warrants as September 30, 2024 and December 31, 2023, management determined the fair value of the warrants using the following significant unobservable inputs: (1) probability and timing of events, (2) expected future equity value of the underlying shares at the time of conversion, (3) dividend yield and (4) a risk free rate. The fair value of the warrants of $0.3 million was recorded as a long-term liability upon issuance. The fair value of the warrants was $0.0 million as of September 30, 2024. The Company recorded a change in fair value of warrants of $0.005 million and $0.3 million for the three and nine months ended September 30, 2024. The assumptions used to estimate the fair value of the Woodway Warrants are as follows:

	September 30,	December 31,
	2024	2023
Weighted-average risk-free interest rate	4.3%	—%
Weighted-average expected term (in years)	9.53	—
Weighted-average expected volatility	66.6%	—%
Expected dividend yield	—%	—%

Registered Direct Placement Agent Warrants

On May 8, 2024, the Company issued warrants in connection with an agreement with the Placement Agent, pursuant to which the Placement Agent agreed to act as the exclusive placement agent in connection with the Registered Offering. The fair value of the warrants was determined using a Black-Scholes-Merton model, in which the probability and timing of potential future events is considered in order to estimate the fair value of the warrants as of each valuation date. For the outstanding warrants as September 30, 2024, management determined the fair value of the warrants using the following significant unobservable inputs: (1) probability and timing of events, (2) expected future equity value of the underlying shares at the time of conversion, and (3) dividend yield and (4) a risk free rate. The fair value of the warrants of $0.05 million was recorded as a long-term liability upon issuance. The fair value of the warrants was $0.0 million as of September 30, 2024. The Company recorded a change in fair value of warrants of $0.005 million and $0.05 million for the three and nine months ended September 30, 2024. The assumptions used to estimate the fair value of the Placement Agent Warrants are as follows:

	September 30,	December 31,
	2024	2023
Weighted-average risk-free interest rate	4.3%	—%
Weighted-average expected term (in years)	4.70	—
Weighted-average expected volatility	81.5%	—%
Expected dividend yield	—%	—%

Registered Direct Offering Warrants

On May 20, 2024, the Company issued warrants in connection with a securities purchase agreement with certain institutional investors. The fair value of the warrants was determined using a Black-Scholes-Merton model, in which the probability and timing of potential future events is considered in order to estimate the fair value of the warrants as of each valuation date. For the outstanding warrants as September 30, 2024 and December 31, 2023, management determined the fair value of the warrants using the following significant unobservable inputs: (1) probability and timing of events, (2) expected future equity value of the underlying shares at the time of conversion, (3) dividend yield and (4) a risk free rate. The fair value of the warrants of $0.7 million was recorded as a long-term liability upon issuance. The fair value of the warrants was $0.002 million as of September 30, 2024. The Company recorded a change in fair value of warrants of $0.1 million and $0.7 million for the three and nine months ended September 30, 2024. The assumptions used to estimate the fair value of the Registered Offering Warrants are as follows:

	September 30,	December 31,
	2024	2023
Weighted-average risk-free interest rate	4.3%	—%
Weighted-average expected term (in years)	5.22	—
Weighted-average expected volatility	77.8%	—%
Expected dividend yield	—%	—%

Best Efforts Offering Pre-Funded Warrants

On July 1, 2024, the Company issued warrants in connection with a securities purchase agreement with certain institutional investors. The fair value of the warrants was determined using a Black-Scholes-Merton model, in which the probability and timing of potential future events is considered in order to estimate the fair value of the warrants as of each valuation date. For the outstanding warrants as September 30, 2024 and December 31, 2023, management determined the fair value of the warrants using the following significant unobservable inputs: (1) probability and timing of events, (2) expected future equity value of the underlying shares at the time of conversion, (3) dividend yield and (4) a risk free rate. The fair value of the warrants of $3.7 million was recorded as a long-term liability upon issuance. The Company recorded a change in fair value of warrants of $1.1 million and $1.1 million for the three and nine months ended September 30, 2024. The fair value of the warrants was $0.0 million as of September 30, 2024, as the warrants were exercised in full in July 2024.

Best Efforts A-1 Warrants

On July 1, 2024, the Company issued warrants in connection with a securities purchase agreement with certain institutional investors. The fair value of the warrants was determined using a Black-Scholes-Merton model, in which the probability and timing of potential future events is considered in order to estimate the fair value of the warrants as of each valuation date. For the outstanding warrants as September 30, 2024 and December 31, 2023, management determined the fair value of the warrants using the following significant unobservable inputs: (1) probability and timing of events, (2) expected future equity value of the underlying shares at the time of conversion, (3) dividend yield and (4) a risk free rate. The fair value of the warrants of $2.7 million was recorded as a long-term liability upon issuance. The fair value of the warrants was $0.1 million as of September 30, 2024. The Company recorded a change in fair value of warrants of $2.6 million and $2.6 million for the three and nine months ended September 30, 2024. The assumptions used to estimate the fair value of the Best Efforts A-1 Warrants are as follows:

	September 30,	December 31,
	2024	2023
Weighted-average risk-free interest rate	3.6%	—%
Weighted-average expected term (in years)	4.82	—
Weighted-average expected volatility	80.0%	—%
Expected dividend yield	—%	—%

Best Efforts A-2 Warrants

On July 1, 2024, the Company issued warrants in connection with a securities purchase agreement with certain institutional investors. The fair value of the warrants was determined using a Black-Scholes-Merton model, in which the probability and timing of potential future events is considered in order to estimate the fair value of the warrants as of each valuation date. For the outstanding warrants as September 30, 2024 and December 31, 2023, management determined the fair value of the warrants using the following significant unobservable inputs: (1) probability and timing of events, (2) expected future equity value of the underlying shares at the time of conversion, (3) dividend yield and (4) a risk free rate. The fair value of the warrants of $1.9 million was recorded as a long-term liability upon issuance. The fair value of the warrants was $0.04 million as of September 30, 2024. The Company recorded a change in fair value of warrants of $1.9 million and $1.9 million for the three and nine months ended September 30, 2024. The assumptions used to estimate the fair value of the Best Efforts A-2 Warrants are as follows:

	September 30,	December 31,
	2024	2023
Weighted-average risk-free interest rate	3.8%	—%
Weighted-average expected term (in years)	1.28	—
Weighted-average expected volatility	116.7%	—%
Expected dividend yield	—%	—%

Best Efforts Placement Agent Warrants

On July 1, 2024, the Company issued warrants in connection with a securities purchase agreement with certain institutional investors. The fair value of the warrants was determined using a Black-Scholes-Merton model, in which the probability and timing of potential future events is considered in order to estimate the fair value of the warrants as of each valuation date. For the outstanding warrants as September 30, 2024 and December 31, 2023, management determined the fair value of the warrants using the following significant unobservable inputs: (1) probability and timing of events, (2) expected future equity value of the underlying shares at the time of conversion, (3) dividend yield and (4) a risk free rate. The fair value of the warrants of $0.2 million was recorded as a long-term liability upon issuance. The fair value of the warrants was $0.007 million as of September 30, 2024. The Company recorded a change in fair value of warrants of $0.2 million and $0.2 million for the three and nine months ended September 30, 2024. The assumptions used to estimate the fair value of the Best Efforts Placement Agent Warrants are as follows:

	September 30,	December 31,
	2024	2023
Weighted-average risk-free interest rate	3.6%	—%
Weighted-average expected term (in years)	4.82	—
Weighted-average expected volatility	80.0%	—%
Expected dividend yield	—%	—%

The following summarizes the activity for the Company Level 3 liabilities measured at fair value on a recurring basis for the nine months ended September 30, 2023:

Convertible Notes

The Company entered into several convertible note arrangements with certain investors during 2022. The Company recorded the liability related to the convertible notes at fair value and subsequently remeasured the instruments to fair value using level 3 fair value measurements. The Company recorded a change in fair value adjustment of $0.0 million and $0.3 million for the three and nine months ended September 30, 2023, respectively.

In May 2023, upon closing of the Company's IPO, the November 2022 Convertible notes were converted into an aggregate of 141 shares of common stock.

(in thousands)	Convertible Notes
Fair value at December 31, 2022	$4,270
Issuance of convertible notes	—
Change in estimated fair value of financial instruments	252
Exercise of stock warrants	(4,521)
Fair value at September 30, 2023	$—

Warrants

On November 13, 2022, the Company issued 23 Class A common stock warrants in connection with the issuance of the November 2022 Convertible Notes. The Company recorded the liability related to the warrants at fair value and subsequently remeasured the instruments to fair value using level 3 fair value measurements. The Company recorded a change in the fair value of warrants of $0.0 million and $2.3 million for the three and nine months ended September 30, 2023, respectively. In May 2023, upon closing of the Company's IPO, the warrants were exercised and converted into shares of common stock.

November 2022
(in thousands)	Warrants
Fair value at December 31, 2022	$3,004
Issuance of warrants	—
Change in estimated fair value of financial instruments	(2,266)
Exercise of stock warrants	(738)
Fair value at September 30, 2023	$—

Note 12. Fair Value Measurements

The Company’s financial instruments consist of its convertible notes and warrants.

There were no assets measured at fair value on a recurring basis as of December 31, 2022 or December 31, 2023. Liabilities measured at fair value on a recurring basis as of December 31, 2023 and 2022 were as follows:

	Fair value measurements as of December 31, 2023
	Level 1	Level 2	Level 3	Total
	(in thousands)
Liabilities
Embedded derivatives	$—	$—	$122	$122
Bridge Notes	—	—	1,717	1,717
Warrants	—	—	591	591
Total	$—	$—	$2,430	$2,430

	Fair value measurements as of December 31, 2022
	Level 1	Level 2	Level 3	Total
	(in thousands)
Liabilities
Convertible notes	—	—	4,270	4,270
Warrants	—	—	3,004	3,004
Total	$—	$—	$7,274	$7,274

During the year ended December 31, 2023, there were no transfers between Level 1 and Level 2, nor into and out of Level 3.

The following tables summarize the activity for the Company Level 3 liabilities measured at fair value on a recurring basis for the year ended December 31, 2023:

Convertible Notes

The Company entered into several convertible note arrangements with certain investors during 2020, 2021, and 2022. The Company recorded the liability related to the convertible notes at fair value and subsequently remeasured the instruments to fair value using level 3 fair value measurements.The Company recorded a change in fair value adjustment of $0.3 million for the year ended December 31, 2023.

In May 2023, upon closing of the Company's IPO, the November 2022 Convertible notes were converted into an aggregate of 141 shares of common stock.

(in thousands)	Convertible Notes
Fair value at December 31, 2022	$4,270
Issuance of convertible notes	—
Change in estimated fair value of financial instruments	251
Conversion of convertible notes into common stock	(4,521)
Fair value at December 31, 2023	$—

Warrant Transactions

On November 13, 2022, the Company issued 23 common stock warrants in connection with the issuance of the November 2022 Convertible Notes. The fair value of the warrants was determined using a PWERM, in which the probability and timing of potential future events (such as a qualified equity financing prior to maturity) is considered in order to estimate the fair value of the warrants as of each valuation date. For the outstanding warrants as of December 31, 2022, management determined the fair value of the warrants using the following significant unobservable inputs: (1) probability and timing of events, (2) expected future equity value of the underlying shares at the time of conversion, and (3) a discount rate of 21.7%. The fair value of the warrants of $3.5 million was recorded as a long-term liability upon issuance. In May 2023, upon closing of the Company's IPO, the warrants were exercised and converted into shares of common stock. The Company recorded a change in the fair value of warrants of $2.3 million for the year ended December 31, 2023.

On November 10, 2023, the Company issued warrants to two accredited investors to purchase shares of common stock of the Company. The fair value of the warrants was determined using the Monte Carlo Simulation, given the variable number of shares issuable upon exercise of the warrant. For the outstanding warrants as of December 31, 2023, management determined the fair value of the warrants using the following significant unobservable inputs: (1) probability and timing of events, (2) expected future equity value of the underlying shares at the time of conversion, and (3) and risk free rate of 3.8%. The fair value of the warrants of $0.2 million was recorded as a long-term liability upon issuance. A change in the fair value of warrants of $0.04 million resulted in a long-term liability of $0.2 million as of December 31, 2023.

On December 7, 2023, the Company issued warrants in connection with the issuance of the December 2023 Convertible Notes. The fair value of the warrants was determined using a Black-Scholes-Merton model, in which the probability and timing of potential future events is considered in order to estimate the fair value of the warrants as of each valuation date. For the outstanding warrants as of December 31, 2023, management determined the fair value of the warrants using the following significant unobservable inputs: (1) probability and timing of events, (2) expected future equity value of the underlying shares at the time of conversion, and (3) a risk free rate of 3.8%. The fair value of the warrants of $0.5 million was recorded as a long-term liability upon issuance. A change in the fair value of warrants of $0.1 million resulted in a long-term liability of $0.4 million as of December 31, 2023.

	November 13, 2022	November 10, 2023	December 7, 2023	Total
(in thousands)	Warrants	Warrants	Warrants	Warrants
Fair value at December 31, 2022	$3,004	$—	$—	$3,004
Issuance of warrants	—	207	523	730
Change in estimated fair value of financial instruments	(2,266)	(42)	(97)	(2,405)
Exercise of stock warrants	(738)	—	—	(738)
Fair value at December 31, 2023	$—	$165	$426	$591

November 2023 Bridge Notes

On November 10, 2023, the Company issued the November Bridge Notes. The fair value of the bridge notes were determined using a discounted cash flow analysis at a discount rate of 21.0%. The fair value of the bridge notes of $1.7 million was recorded as a current liability upon issuance.

The Company recognized loss equal to $0.1 million for the year ended December 31, 2023 related to changes in fair value for the November Bridge Notes.

(in thousands)	Bridge Notes
Fair value at December 31, 2022	$—
Issuance of notes	1,663
Change in estimated fair value of financial instruments	54
Fair value at December 31, 2023	$1,717

In connection with the Company’s issuance of its December 2023 Note, the Company bifurcated the embedded conversion option and redemption rights and recorded embedded conversion option and redemption rights as a short term derivative liability in the Company’s balance sheet in accordance with FASB ASC 815, Derivatives and Hedging. The fair value of the embedded derivative was determined using a lattice model. The derivative liability will be remeasured at each reporting period using the lattice model with changes in fair value recorded in the consolidated statements of operations in other expense (income).

The Company recognized gains equal to $0.1 million for the year ended December 31, 2023 related to changes in fair value of the embedded derivative for the December 2023 Note

(in thousands)	Derivatives
Fair value at December 31, 2022	$—
Issuance of derivatives	174
Change in estimated fair value of financial instruments	(52)
Fair value at December 31, 2023	$122

The following tables summarize the activity for the Company Level 3 liabilities measured at fair value on a recurring basis for the year ended December 31, 2022:

(in thousands)	Convertible Notes
Fair value at December 31, 2021	—
Issuance of convertible notes	10,303
Change in estimated fair value of financial instruments	107
Conversion of convertible notes into Series A preferred stock	(5,926)
Fair value at December 31, 2022	$4,270

(in thousands)	Warrants
Fair value at December 31, 2021	$—
Issuance of warrants	3,482
Change in estimated fair value of financial instruments	(478)
Fair value at December 31, 2022	$3,004

Convertible Notes

As further described in Note 10, the Company entered into several convertible note arrangements with certain investors during 2023 and 2022. The Company recorded the liability related to the convertible notes at fair value and subsequently remeasured the instruments to fair value using level 3 fair value measurements.

The Company recorded a change in fair value adjustment of $0.3 million and $0.1 million in the consolidated statement of operations and comprehensive loss for the year ended December 31, 2023 and 2022, respectively.

Warrants

As further described in Note 11, the Company issued warrants to various third-party investors in 2023 and 2022. The Company recorded the liability related to the warrants at fair value and subsequently remeasured the instruments to fair value using level 3 fair value measurements.

The Company recorded a change in fair value adjustment of $2.4 million and $0.5 million in the consolidated statement of operations and comprehensive loss for the year ended December 31, 2023 and 2022, respectively.